Note 16 - Tax Expense - Movement in Recognised Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		$ (3,066)	[1]	$ (23,230)
Recognised in profit or loss		(5,681)		(2,979)
Foreign exchange movement		4,600		23,143
Deferred tax assets (liabilities)	[1]	(4,147)		(3,066)
Property, plant, and equipment deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		(4,195)	[1]	(24,930)
Recognised in profit or loss		(7,195)		(4,561)
Foreign exchange movement		5,981		25,296
Deferred tax assets (liabilities)	[1]	(5,409)		(4,195)
Allowance for obsolete stock deferred tax asset [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		22	[1]	258
Recognised in profit or loss		14		11
Foreign exchange movement		(23)		(247)
Deferred tax assets (liabilities)	[1]	13		22
Prepayments deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		(4)	[1]	(3)
Recognised in profit or loss
Foreign exchange movement		1		(1)
Deferred tax assets (liabilities)	[1]	(3)		(4)
Unrealised foreign exchange gains (losses) [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		309	[1]	34
Recognised in profit or loss		732		519
Foreign exchange movement		(511)		(244)
Deferred tax assets (liabilities)	[1]	530		309
Trade and other payables [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		739	[1]	486
Recognised in profit or loss		674		1,093
Foreign exchange movement		(774)		(840)
Deferred tax assets (liabilities)		639		739	[1]
Cash-settled awards [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		5		13
Recognised in profit or loss		3		(9)
Foreign exchange movement				1
Deferred tax assets (liabilities)		8		5
Provisions [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		58	[1]	852
Recognised in profit or loss		76		11
Foreign exchange movement		(74)		(805)
Deferred tax assets (liabilities)	[1]	60		58
Other temporary differences [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)			[1]	60
Recognised in profit or loss		15		(43)
Foreign exchange movement				(17)
Deferred tax assets (liabilities)		$ 15			[1]

[1]	The deferred tax liability consists of a deferred tax asset of $63 (2018: $98) from the South African operation and a net deferred tax liability of $3,129 (2018: $23,328) due to the Zimbabwean operation. The amounts are in different tax jurisdictions and cannot be offset. The amounts are presented as part of Non-current assets and a Non-current liabilities in the Statements of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.